                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72221

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alex R. Lieblong
Title:   President
Phone:   (501) 219-2003

Signature, Place, and Date of Signing:

  /s/ Alex R. Lieblong          Little Rock, AR            August 9, 2007
-------------------------  -------------------------  ------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            18

Form 13F Information Table Value Total:  $    271,200
                                          (thousands)

List of Other Included Managers: None.

                          FORM 13F INFORMATION TABLE

                                                                                                            Voting Authority
                                                           Value              Sh/Prn  Investment  Other   ---------------------
Name                           Title of Class    Cusip    (x$1000)  Shares   Put/Call Discretion Managers   Sole    Shared None
----                           -------------- ----------- -------- --------- -------- ---------- -------- --------- ------ ----
Advance America Cash Advance    Common Stock  00739W-10-7   1,417     79,900    SH       Sole      N/A       79,900
Americredit Corp.               Common Stock  03060R-10-1  26,285    990,000    SH       Sole      N/A      990,000
Churchill Downs Inc             Common Stock  171484-10-8   2,260     43,144    SH       Sole      N/A       43,144
Comcast Corp.                   Common Stock  20030N-20-0  42,779  1,530,000    SH       Sole      N/A    1,530,000
First Marblehead                Common Stock  320771-10-8  11,086    286,900    SH       Sole      N/A      286,900
General Communication Inc.      Common Stock  369385-10-9  10,148    792,224    SH       Sole      N/A      792,224
Global Crossing Ltd New         Common Stock  G3921A-17-5   6,066    321,269    SH       Sole      N/A      321,269
Home Bancshares                 Common Stock  436893-20-0   7,732    342,900    SH       Sole      N/A      342,900
Innovative Solutions & Support  Common Stock  45769N-10-5   3,631    156,387    SH       Sole      N/A      156,387
Lakes Entertainment Inc.        Common Stock  51206P-10-9   7,286    616,907    SH       Sole      N/A      616,907
Level 3 Communications          Common Stock  52729N-10-0  25,272  4,320,000    SH       Sole      N/A    4,320,000
Lincare Holdings Inc.           Common Stock  532791-10-0  15,621    392,000    SH       Sole      N/A      392,000
Lodgian Inc.                    Common Stock  54021P-40-3  43,353  2,884,400    SH       Sole      N/A    2,884,400
MGIC Investment Corp-WIS        Common Stock  552848-10-3  18,201    320,094    SH       Sole      N/A      320,094
Montpelier Re Holdings Ltd      Common Stock  G62185-10-6  17,086    921,600    SH       Sole      N/A      921,600
UAL Corporation New             Common Stock  902549-80-7  26,818    660,712    SH       Sole      N/A      660,712
Viacell Inc.                    Common Stock  92554J-10-5   3,318    600,000    SH       Sole      N/A      600,000
Willis Lease Finance Corp.      Common Stock  970646-10-5   2,841    244,500    SH       Sole      N/A      244,500